UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Value Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-05157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Operating Officer
(415) 591-2700

Signature, Place, and Date of Signing:

/s/Terry R. Otton	    San Francisco, CA		February 14, 2005

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	57,470

List of Other Included Managers:  None

ISSUER          	      TYPE          CUSIP     VALUE      SHS   INVEST  VOTG
                                               (X1000)           DISCRET AUTH
Abgenix, Inc.           Com         00339B107   1,209    116,900   sole  sole
Argonaut Technologies,  Com         040175101     171    178,173   sole  sole
Array BioPharma, Inc.   Com         04269X105   2,765    290,472   sole  sole
Covista Communications  Com         223574104     608    313,200   sole  sole
CPI Aerostructures Inc  Com         125919308   1,786    156,000   sole  sole
Electronic Clearing Ho  Com         285562500     734     81,700   sole  sole
Eloyalty Corporation    Com         290151109     340     57,900   sole  sole
Illumina, Inc.          Com         452327109  10,349  1,091,700   sole  sole
Infocrossing, Inc.      Com         45664X109   1,693    100,000   sole  sole
Ivanhoe Mines Ltd.      Com         46579n103   4,111    569,900   sole  sole
Metabasis Therapeutics  Com         59101m105     323     44,508   sole  sole
MPSI Systems, Inc.      Com         553412206       9      2,208   sole  sole
New Frontier Media, In  Com         644398109   2,746    346,700   sole  sole
Omnicell, Inc.          Com         68213n109     469     42,600   sole  sole
On Track Innovations L  Com         010658667   2,003    150,000   sole  sole
Pain Therapeutics Inc   Com         69562k100   2,821    391,243   sole  sole
PYR Energy Corporation  Com         693677106     397    374,550   sole  sole
Sentex Sensing Technol  Com         817268105      16    815,961   sole  sole
SurModics, Inc.         Com         868873100   3,849    118,409   sole  sole
U.S. Global Investors,  Cl A        902952100     823    200,700   sole  sole
United Retail Group In  Com         911380103   2,737    632,000   sole  sole
Virologic Inc.          Com         92823r201   7,419  2,659,194   sole  sole
VitalStream Holdings I  Com         92847T100   1,524  1,836,092   sole  sole
Webzen, Inc., ADR       SP ADR      94846M102   2,272    350,000   sole  sole
Willbros Group, Inc.    Com         969199108   2,985    129,500   sole  sole
Wind River Systems, In  Com         973149107   2,033    150,000   sole  sole
Zhone Technologies, In  Com         98950p108   1,280    494,174   sole  sole